UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2008
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Everett, WA	February 6, 2009
Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		61
Form 13F Information Table Value Total:		85136 (X$1000)

List of Other Included Managers:


FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	1575	27375	SHRS		SOLE		27375
ABB Ltd			COM	000375204	555	36950	SHRS		SOLE		36950
Abbott Laboratories	COM	002824100	1946	36456	SHRS		SOLE		36456
Air Products & Chem	COM	009158106	412	8200	sHRS		SOLE		8200
AstraZeneca PLC		COM	046353108	1366	33300	SHRS		SOLE		33300
AT&T			COM	00206R102	342	12011	SHRS		SOLE		12011
Automatic Data		COM	053015103	2337	59400	SHRS		SOLE		59400
Becton, Dickinson	COM	075887109	790	11550	SHRS		SOLE		11550
Berkshire Hathaway B	COM	084670207	2536	789	SHRS		SOLE		789
Boeing Company		COM	097023105	338	7924	SHRS		SOLE		7924
BP PLC			COM	055622104	1231	26335	SHRS		SOLE		26335
Canon Inc		COM	138006309	1674	53297	SHRS		SOLE		53297
Cascade Finl Corp	COM	147272108	56	10261	SHRS		SOLE		10261
Cisco Systems		COM	17275r102	1266	77669	SHRS		SOLE		77669
CityBank		COM	17770a109	60	11604	SHRS		SOLE		11604
Coca Cola		COM	191216100	2487	54940	SHRS		SOLE		54940
ConocoPhillips		COM	20825c104	1148	22170	SHRS		SOLE		22170
Consolidated Edison	COM	209115104	2158	55425	SHRS		SOLE		55425
Costco Wholesale	COM	22160k105	2398	45667	SHRS		SOLE		45667
Daktronics Inc		COM	234264109	502	53625	SHRS		SOLE		53625
Danaher Inc		COM	235851102	318	5620	SHRS		SOLE		5620
EMC Corp		COM	268648102	960	91710	SHRS		SOLE		91710
Emerson Electric	COM	291011104	1409	38490	SHRS		SOLE		38490
Encana Corp		COM	292505104	1100	23670	SHRS		SOLE		23670
Exxon Mobil		COM	30231g102	2801	35090	SHRS		SOLE		35090
General Electric	COM	369604103	1238	76443	SHRS		SOLE		76443
GlaxoSmithKline PLC	COM	37733w105	1642	44060	SHRS		SOLE		44060
Hewlett-Packard		COM	428236103	1660	45733	SHRS		SOLE		45733
Ingersoll-Rand Ltd	COM	G4776g101	560	32300	SHRS		SOLE		32300
Intel Corp		COM	458140100	1892	129079	SHRS		SOLE		129079
IShares Japan		COM	464286848	1878	196075	SHRS		SOLE		196075
IShares Switzerland	COM	464286749	2064	111350	SHRS		SOLE		111350
Johnson & Johnson	COM	478160104	3037	50763	SHRS		SOLE		50763
Kimberly Clark		COM	494368103	1819	34490	SHRS		SOLE		34490
Marriott Int'l		COM	571903202	1072	55100	SHRS		SOLE		55100
Medtronic Inc		COM	585055106	518	16497	SHRS		SOLE		16497
Microsoft		COM	594918104	3309	170239	SHRS		SOLE		170239
Newmont Mining Corp	COM	651639106	1596	39225	SHRS		SOLE		39225
Novo Nordisk AS		COM	670100205	1234	24020	SHRS		SOLE		24020
Occidental Pete		COM	674599105	748	12475	SHRS		SOLE		12475
Paccar			COM	693718108	2591	90600	SHRS		SOLE		90600
Pepsico			COM	713448108	2450	44728	SHRS		SOLE		44728
Pfizer			COM	717081103	374	21116	SHRS		SOLE		21116
Plum Creek Timber	COM	729251108	1139	32791	SHRS		SOLE		32791
Procter & Gamble	COM	742718109	3126	50567	SHRS		SOLE		50567
Puget Energy		COM	745310102	1094	40132	SHRS		SOLE		40132
RBC Bearings Inc	COM	75524B104	814	40150	SHRS		SOLE		40150
Royal Dutch Shell A	COM	780259206	1442	27245	SHRS		SOLE		27245
SAP AG			COM	803054204	909	25100	SHRS		SOLE		25100
Schlumberger Ltd	COM	806857108	560	13220	SHRS		SOLE		13220
Southern Co		COM	842587107	1739	47000	SHRS		SOLE		47000
Starbucks Corp		COM	855244109	885	93588	SHRS		SOLE		93588
Steinway Musical Ins	COM	858495104	389	22225	SHRS		SOLE		22225
Stryker Corp		COM	863667101	910	22771	SHRS		SOLE		22771
Tootsie Roll Inds	COM	890516107	862	33672	SHRS		SOLE		33672
Total S A		COM	89151E109	1011	18280	SHRS		SOLE		18280
United Parcel Svc	COM	911312106	1895	34355	SHRS		SOLE		34355
United Technologies	COM	913017109	1540	28725	SHRS		SOLE		28725
Walgreen Company	COM	931422109	2385	96672	SHRS		SOLE		96672
Walt Disney Co		COM	254687106	1840	81105	SHRS		SOLE		81105
Washington Federal	COM	938824109	1149	76833	SHRS		SOLE		76833